Basis of Presentation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 28, 2013 Businesses	Jun. 29, 2012	Dec. 30, 2011	Mar. 29, 2013 Businesses		Mar. 30, 2012		Apr. 01, 2011
Income Tax Disclosure [Abstract]
Gross favorable	$ 17		$ 9	$ 142		$ 58		$ 53
Number of Divestitures in Period	2			3
Unbilled recoverable amounts primarily from governments that are expected to be collected after one year	44			48
Depreciation	168	176		709		754		685
Gross Change In Pretax Earnings Due To Change In Estimate, Unfavorable	(9)		(28)	(122)	[1]	(289)	[1]	(128)	[1]
Net Increase Decrease In Pretax Earnings Due To Change In Estimate	$ 8		$ (19)	$ 20	[2]	$ (231)	[2]	$ (75)	[2]
Change in Estimate, Effect of Change on Diluted Earnings Per Share	$ 0.02		$ (0.08)

[1]	Fiscal 2012 does not include the contract charge related to the Company’s contract with the NHS of $1,485 million (see Note 18).
[2]	Quarterly changes in estimated profitability on the same fixed price contract are disclosed gross as either favorable or unfavorable.